CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares		Dec. 31, 2020		May 29, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Dec. 31, 2018
Preferred Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001	$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized		10,000,000			1,000,000	1,000,000			1,000,000
Preferred Stock, Shares Issued		0			0	0			0
Preferred Stock, Shares Outstanding		0			0	0		0	0
Common Stock, Par or Stated Value Per Share	[1]	$ 0.0001				$ 0.0001
Common Stock, Shares Authorized	[1]	400,000,000				400,000,000
Common Stock, Shares, Issued	[1]	59,901,306				345,431
Common Stock, Shares, Outstanding		59,901,306	[1]	50,160,042		323,328	[1]
Temporary Equity, Par or Stated Value Per Share						$ 0.0001			$ 0.0001
Temporary Equity, Shares Outstanding						20,106,823			19,848,325
Temporary Equity, Redemption Price Per Share						$ 10.10			$ 10.10
Common Class A [Member]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized					100,000,000	100,000,000			100,000,000
Common Stock, Shares, Issued					1,338,072	693,177			951,675
Common Stock, Shares, Outstanding					1,338,072	693,177			951,675
Temporary Equity, Par or Stated Value Per Share					$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding					5,571,215	20,106,823			19,848,325
Temporary Equity, Redemption Price Per Share					$ 10.10	$ 10.10
Common Class B [Member]
Common Stock, Par or Stated Value Per Share					$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized					10,000,000	10,000,000			10,000,000
Common Stock, Shares, Issued					5,200,000	5,200,000			5,200,000
Common Stock, Shares, Outstanding					5,200,000	5,200,000			5,200,000

[1]	Retroactively restated for the reverse recapitalization as described in Note 2 - Summary of Significant Accounting Policies.